Equity instruments - Collateral (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Financial instruments received as collateral	$ 111,937	$ 55,483
Financial instruments in connection with securities loans transactions | Equity instruments.
Financial instruments
Financial instruments received as collateral	333	7
Financial assets pledged as collateral	959
Financial assets at fair value through profit or loss category | Financial instruments in connection with securities loans transactions | Equity instruments.
Financial instruments
Financial instruments received as collateral	333
Financial assets pledged as collateral	$ 959
Financial assets held for trading category | Financial instruments in connection with securities loans transactions | Equity instruments.
Financial instruments
Financial instruments received as collateral		7
Financial assets pledged as collateral		$ 107